Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll and taxes	$ 156,569	$ 141,997	$ 202,038
Accrued expenses	63,764	52,824	28,345
Total accrued expenses	$ 220,333	$ 194,821	$ 230,383